                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                --------------------------------
  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clariden Asset Management (New York) Inc.
             ----------------------------------------------------------
Address:     12 East 49th Street
             ----------------------------------------------------------
             36th Floor
             ----------------------------------------------------------
             New York, NY 10017
             ----------------------------------------------------------


Form 13F File Number:  28-
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Stefan M. Hausherr
             ----------------------------------------------------------
Title:       Chief Financial/Operating Officer
             ----------------------------------------------------------
Phone:       (212) 888-8771
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ STEFAN M. HAUSHERR        New York, NY                   09.06.2001
-------------------------   --------------------------  ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number            Name


        28-
           --------------------         ----------------------
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          0
                                            ---------------------------

Form 13F Information Table Entry Total:     88
                                            ---------------------------

Form 13F Information Table Value Total:     74,468
                                            ---------------------------
                                                    (thousands)


List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.     Form 13F File Number    Name

                28-
        _____      ------------------   --------------------

        [Repeat as necessary.]





-----------------------------------------------------------------------------------------------------------------------------------

                                                               Item 3: CUSIP          Item 4: Fair Market      Item 5: Shares of
    Item 1: Name of Issuer     Item 2: Title of Class               Number               Value (TUSD)          Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS                  COM                        000886101                  1,455                 220,400
ADVANCED MICRO DEVICES                  COM                        007903107                      4                     150
AMAZON.COM INC (AMZN)                   COM                        023135106                      8                     600
AOL TIME WARNER INC                     COM                        02364J104                  2,128                  40,150
AMERICAN EXPRESS CO                     COM                        025816109                  1,505                  38,800
AMERITRADE HOLD CORP -A-                CL A                       03072H109                      2                     300
AMGEN INC                               COM                        031162100                    801                  13,200
ANN TAYLOR STORES CORP                  COM                        036115103                  2,104                  58,775
APPLERA CORP-CELERA GENO                COM AP BIO GRP             038020202                  2,534                  63,900
ASK JEEVES INC                          COM                        045174109                     20                  10,275
ASM INTL NV -USD-                       COM                        N07059111                  1,481                  74,630
AT HOME CORP -A-                        COM SER A                  045919107                    491                 229,285
ATMEL CORP                              COM                        049513104                     27                   2,000
BANK OF AMERICA (BAC)                   COM                        060505104                  1,075                  17,900
BEA SYSTEMS INC                         COM                        073325102                    289                   9,400
BEAR STEARNS CO INC                     COM                        073902108                  1,299                  22,025
BIOGEN INC                              COM                        090597105                  1,658                  30,500
BOEING CO                               COM                        097023105                    570                  10,250
BRISTOL MYERS SQUIBB CO                 COM                        110122108                     20                     400
BROADVISION INC                         COM                        111412102                    918                 183,625
CABLETRON SYSTEMS INC                   COM                        126920107                    197                   8,600
CALLAWAY GOLF CO                        COM                        131193104                  1,015                  64,250
CENDANT CORPORATION                     COM                        151313103                  2,685                 137,700
CISCO SYSTEMS INC                       COM                        17275R102                    147                   8,100
CITIGROUP INC                           COM                        172967101                  2,255                  42,675
COMMERCE ONE INC DEL                    COM                        200693109                    498                  85,350
CONEXANT SYSTEMS INC                    COM                        207142100                    882                  98,600
CONSECO INC                             COM                        208464107                  2,626                 189,600
CORNING INC                             COM                        219350105                    257                  15,400
DIGITAL RIVER INC                       COM                        25388B104                  1,046                 232,475
EARTHLINK INC                           COM                        270321102                  1,801                 127,750
ECLIPSYS CORP                           COM                        278856109                     24                   1,015
EL SITIO INC                            ORD                        G30177102                     12                  30,000
EXODUS COMMUNICATIONS                   COM                        302088109                    235                 114,100
FREEMARKETS INC                         COM                        356602102                  1,676                  83,775
GAP INC                                 COM                        364760108                  1,629                  56,175
GENERAL ELECTRIC CO                     COM                        369604103                     98                   2,000
GEORGIA PACIFIC CORP                    COM GA PAC GRP             373298108                  2,318                  68,468
GILLETTE CO                             COM                        375766102                     89                   3,075
GLOBAL CROSSING LTD                     COM                        G3921A100                  1,600                 185,150
GRIC COMMUNICATIONS INC                 COM                        398081109                     60                  20,000
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                    --------------------------------
                                                                                             (SEC USE ONLY)

--------------------------------------------------------------------------------------------------------------------
                               Item: 6 Investment Discretion (a)
                                Sole (b) Shared As Defined In      Item 7: Managers Item 8: Voting Authority (Shares)
    Item 1: Name of Issuer       Instr. V (c) Shared Other          See Instr. V    (a) Sole  (b) Shared (c) None
--------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS                     Sole                                                   None
ADVANCED MICRO DEVICES                     Sole                                                   None
AMAZON.COM INC (AMZN)                      Sole                                                   None
AOL TIME WARNER INC                        Sole                                                   None
AMERICAN EXPRESS CO                        Sole                                                   None
AMERITRADE HOLD CORP -A-                   Sole                                                   None
AMGEN INC                                  Sole                                                   None
ANN TAYLOR STORES CORP                     Sole                                                   None
APPLERA CORP-CELERA GENO                   Sole                                                   None
ASK JEEVES INC                             Sole                                                   None
ASM INTL NV -USD-                          Sole                                                   None
AT HOME CORP -A-                           Sole                                                   None
ATMEL CORP                                 Sole                                                   None
BANK OF AMERICA (BAC)                      Sole                                                   None
BEA SYSTEMS INC                            Sole                                                   None
BEAR STEARNS CO INC                        Sole                                                   None
BIOGEN INC                                 Sole                                                   None
BOEING CO                                  Sole                                                   None
BRISTOL MYERS SQUIBB CO                    Sole                                                   None
BROADVISION INC                            Sole                                                   None
CABLETRON SYSTEMS INC                      Sole                                                   None
CALLAWAY GOLF CO                           Sole                                                   None
CENDANT CORPORATION                        Sole                                                   None
CISCO SYSTEMS INC                          Sole                                                   None
CITIGROUP INC                              Sole                                                   None
COMMERCE ONE INC DEL                       Sole                                                   None
CONEXANT SYSTEMS INC                       Sole                                                   None
CONSECO INC                                Sole                                                   None
CORNING INC                                Sole                                                   None
DIGITAL RIVER INC                          Sole                                                   None
EARTHLINK INC                              Sole                                                   None
ECLIPSYS CORP                              Sole                                                   None
EL SITIO INC                               Sole                                                   None
EXODUS COMMUNICATIONS                      Sole                                                   None
FREEMARKETS INC                            Sole                                                   None
GAP INC                                    Sole                                                   None
GENERAL ELECTRIC CO                        Sole                                                   None
GEORGIA PACIFIC CORP                       Sole                                                   None
GILLETTE CO                                Sole                                                   None
GLOBAL CROSSING LTD                        Sole                                                   None
GRIC COMMUNICATIONS INC                    Sole                                                   None
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

                                                                Item 3: CUSIP   Item 4: Fair Market      Item 5: Shares of
    Item 1: Name of Issuer             Item 2: Title of Class       Number         Value (TUSD)          Principal Amount
------------------------------------------------------------------------------------------------------------------------------
GRUPO TRIBASA SA -ADR-                  SP ADR NEW 20S             40049F204               58                  23,500
HEWLETT PACKARD CO                      COM                        428236103            2,254                  78,802
HOME DEPOT INC                          COM                        437076102              216                   4,650
IMMUNEX CORP                            COM                        452528102            1,747                  98,425
INFOSPACE INC                           COM                        45678T102            1,131                 294,534
INKTOMI CORP                            COM                        457277101                1                      79
INTEL CORP                              COM                        458140100              220                   7,525
INTERNAT FIBERCOM INC                   COM                        45950T101              261                 104,400
ISIS PHARMACEUTICALS                    COM                        464330109              759                  61,275
J P MORGAN CHASE & CO                   COM                        46625H100               47                   1,050
LAM RESEARCH CORP                       COM                        512807108            1,977                  66,688
LEGATO SYSTEMS INC                      COM                        524651106                8                     480
MERCK & CO INC (MRK)                    COM                        589331107               45                     700
METRIS COMPANIES INC                    COM                        591598107              694                  20,600
MICRON TECHNOLOGY INC                   COM                        595112103            2,538                  61,750
MICROSOFT CORP (MSFT)                   COM                        594918104               73                   1,000
MORGAN STANL.DEAN WITTER                COM NEW                    617446448            1,790                  27,875
NEON COMMUNICATIONS                     COM                        640506101                0                      68
NETSILICON INC                          COM                        64115X105               10                   2,000
NOKIA OYJ -SP.ADR- -A-                  SPONSORED ADR              654902204               53                   2,400
NOVELL INC                              COM                        670006105                5                     900
OXFORD HEALTH PLANS INC                 COM                        691471106            1,456                  50,895
PALM INC                                COM                        696642107               50                   8,300
PARAMETRIC TECHNOLOGY CORP              COM                        699173100               28                   2,000
PFIZER INC                              COM                        717081103               48                   1,200
POWER ONE INC                           COM                        739308104              220                  13,250
PRICELINE.COM INC                       COM                        741503106              631                  69,700
QUALCOMM INC                            COM                        747525103              444                   7,600
RETEK INC                               COM                        76128Q109            5,419                 113,030
ROWECOM                                 COM                        77957X108                1                   1,000
SILICON STORAGE TECH                    COM                        827057100            1,076                 106,240
SPRINT CORP -FON GROUP-                 COM FON GROUP              852061100              594                  27,800
SUN MICROSYSTEMS INC                    COM                        866810104              330                  21,000
TALK AMERICA HOLDINGS INC               COM                        87426R103              444                 472,700
TELE NORTE -SP.ADR--PREF                SPON ADR PFD               879246106                2                     117
TELEBRAS -HOLDRS- 1 ADR                 SPONSORED ADR              879287308               47                   1,000
TERADYNE INC                            COM                        880770102            1,348                  38,500
TERAYON COMMUNI                         COM                        880775101              729                 119,100
TEXTRON INC                             COM                        883203101               66                   1,200
TYCO INTERNATIONAL LTD                  COM                        902124106            1,417                  26,000
US BANCORP                              COM NEW                    902973304              661                  29,000
------------------------------------------------------------------------------------------------------------------------------

                                                                                    --------------------------------
                                                                                             (SEC USE ONLY)


--------------------------------------------------------------------------------------------------------------------
                                Item: 6 Investment Discretion (a)
                                 Sole (b) Shared As Defined In    Item 7: Managers  Item 8: Voting Authority (Shares)
    Item 1: Name of Issuer        Instr. V (c) Shared Other        See Instr. V     (a) Sole  (b) Shared (c) None
---------------------------------------------------------------------------------------------------------------------
GRUPO TRIBASA SA -ADR-                      Sole                                                  None
HEWLETT PACKARD CO                          Sole                                                  None
HOME DEPOT INC                              Sole                                                  None
IMMUNEX CORP                                Sole                                                  None
INFOSPACE INC                               Sole                                                  None
INKTOMI CORP                                Sole                                                  None
INTEL CORP                                  Sole                                                  None
INTERNAT FIBERCOM INC                       Sole                                                  None
ISIS PHARMACEUTICALS                        Sole                                                  None
J P MORGAN CHASE & CO                       Sole                                                  None
LAM RESEARCH CORP                           Sole                                                  None
LEGATO SYSTEMS INC                          Sole                                                  None
MERCK & CO INC (MRK)                        Sole                                                  None
METRIS COMPANIES INC                        Sole                                                  None
MICRON TECHNOLOGY INC                       Sole                                                  None
MICROSOFT CORP (MSFT)                       Sole                                                  None
MORGAN STANL.DEAN WITTER                    Sole                                                  None
NEON COMMUNICATIONS                         Sole                                                  None
NETSILICON INC                              Sole                                                  None
NOKIA OYJ -SP.ADR- -A-                      Sole                                                  None
NOVELL INC                                  Sole                                                  None
OXFORD HEALTH PLANS INC                     Sole                                                  None
PALM INC                                    Sole                                                  None
PARAMETRIC TECHNOLOGY CORP                  Sole                                                  None
PFIZER INC                                  Sole                                                  None
POWER ONE INC                               Sole                                                  None
PRICELINE.COM INC                           Sole                                                  None
QUALCOMM INC                                Sole                                                  None
RETEK INC                                   Sole                                                  None
ROWECOM                                     Sole                                                  None
SILICON STORAGE TECH                        Sole                                                  None
SPRINT CORP -FON GROUP-                     Sole                                                  None
SUN MICROSYSTEMS INC                        Sole                                                  None
TALK AMERICA HOLDINGS INC                   Sole                                                  None
TELE NORTE -SP.ADR--PREF                    Sole                                                  None
TELEBRAS -HOLDRS- 1 ADR                     Sole                                                  None
TERADYNE INC                                Sole                                                  None
TERAYON COMMUNI                             Sole                                                  None
TEXTRON INC                                 Sole                                                  None
TYCO INTERNATIONAL LTD                      Sole                                                  None
US BANCORP                                  Sole                                                  None
----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------

                                Item 2: Title of               Item 3: CUSIP     Item 4: Fair Market      Item 5: Shares of
    Item 1: Name of Issuer             Class                        Number          Value (TUSD)          Principal Amount
-----------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                            COM                        92343E102             1,396                  23,257
VIGNETTE CORP                           COM                        926734104             1,542                 173,850
VIRATA CORP                             COM                        927646109             1,173                  99,000
WAL-MART STORES INC                     COM                        931142103                73                   1,500
WELLS FARGO & CO                        COM                        949746101             1,305                  28,100
XO COMMUNICATIONS -A-                   CL A                       983764101               541                 281,943
-----------------------------------------------------------------------------------------------------------------------------

Column Totals                                                                           74,468




                                                                                  -----------------------------------
                                                                                             (SEC USE ONLY)

---------------------------------------------------------------------------------------------------------------------
                             Item: 6 Investment Discretion (a)
                              Sole (b) Shared As Defined In       Item 7: Managers  Item 8: Voting Authority (Shares)
    Item 1: Name of Issuer     Instr. V (c) Shared Other           See Instr. V       (a) Sole    (b) Shared (c) None
---------------------------------------------------------------------------------------------------------------------
VERISIGN INC                             Sole                                                    None
VIGNETTE CORP                            Sole                                                    None
VIRATA CORP                              Sole                                                    None
WAL-MART STORES INC                      Sole                                                    None
WELLS FARGO & CO                         Sole                                                    None
XO COMMUNICATIONS -A-                    Sole                                                    None
---------------------------------------------------------------------------------------------------------------------

Column Totals